Long-term assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of intangible assets useful lives	Estimated useful lives are:

Years
Estimated useful lives
Trademarks	1 to 15
Customer lists	4 to 20

Movements in intangible assets and goodwill
Movements in intangible assets in 2025

	Goodwill	Licenses and Spectrum	Customer Lists	IRUs	Trademarks	Other (i)	Total
	(US$ millions)
Opening balance, net	4,094	840	679	25	912	359	6,908
Change in scope (see note A.1.2. and A.2.2.)	127	252	163	—	—	4	546
Additions	—	506	—	—	—	65	572
Amortization charge	—	(91)	(92)	(6)	—	(129)	(319)
Impairment	—	—	—	—	—	(4)	(4)
Disposals, net	—	—	—	—	—	(2)	(2)
Transfers	—	—	—	1	1	(2)	—
Transfer to/from held for sale (see note E.4)	—	(4)	—	—	—	—	(4)
Exchange rate movements	44	46	3	—	3	6	102
Closing balance, net	4,265	1,548	753	20	915	297	7,798
Cost or valuation	4,265	2,354	1,381	178	1,248	1,422	10,848
Accumulated amortization and impairment	—	(805)	(628)	(158)	(333)	(1,125)	(3,050)
Net	4,265	1,548	753	20	915	297	7,798

Movements in intangible assets in 2024

	Goodwill	Licenses and Spectrum	Customer Lists	IRUs	Trademarks	Other (i)	Total
	(US$ millions)
Opening balance, net	4,107	1,558	769	33	910	408	7,785
Change in scope (see note A.1.2.)	—	114	—	—	—	—	114
Additions	—	123	—	1	—	97	221
Amortization charge	—	(81)	(92)	(9)	—	(138)	(319)
Impairment (ii)	—	(3)	—	—	—	(5)	(8)
Disposals, net	—	2	—	—	—	(1)	1
Asset retirement obligation	—	1	—	—	—	—	1
Transfers	—	4	—	3	—	24	30
Transfer to/from held for sale	—	(861)	—	—	—	(9)	(870)
Exchange rate movements	(13)	(19)	2	(2)	2	(16)	(47)
Closing balance, net	4,094	840	679	25	912	359	6,908
Cost or valuation	4,094	1,594	1,211	169	1,240	1,302	9,611
Accumulated amortization and impairment	—	(755)	(533)	(144)	(329)	(943)	(2,703)
Net	4,094	840	679	25	912	359	6,908
(i)    Other includes mainly software costs.
(ii) During the year ended December 31, 2024, Millicom decommissioned an IT software and as a result recorded $7 million under operating expenses as impairment charges.
Cash used for purchases of long-term assets
Cash used for intangible asset additions

	2025	2024	2023
	(US$ millions)
Additions	65	98	116
Change in advances to suppliers	3	(2)	(3)
Change in accruals and payables for intangibles	23	(2)	21
Cash used for additions	91	94	133
Cash used for property, plant and equipment

	2025	2024	2023
	(US$ millions)
Additions	654	579	694
Change in advances to suppliers	7	(2)	3
Change in accruals and payables for property, plant and equipment	(10)	(37)	116
Cash used	650	540	814

Allocation of goodwill to cash generating units
Allocation of Goodwill to cash generating units (CGUs)

	2025	2024
	(US$ millions)
Guatemala	2,489	2,477
Panama	907	907
El Salvador	194	194
Costa Rica	142	139
Paraguay	49	41
Colombia	158	135
Nicaragua	197	197
Bolivia	2	3
Uruguay (see note A.1.2.)	127	n/a
Ecuador (see note A.1.2.)	—	n/a
Total	4,265	4,094

Allocation of indefinite useful life trademarks to cash generating units (CGUs)

	2025	2024
	(US$ millions)
Guatemala	915	912
Total	915	912
The most significant estimates used for the 2025 and 2024 impairment test are shown below:

CGU	Average EBITDA margin (%) (i)		Average CAPEX intensity (%) (i)		Perpetual growth rate (%)		WACC rate after tax (%) (ii)
	2025	2024	2025	2024	2025	2024	2025	2024
Bolivia	47.7	46.9	14.3	14.8	0.5	1.0	13.6	22.9
Colombia	45.1	41.4	15.0	11.2	0.5	2.0	9.5	8.9
Costa Rica	35.8	37.7	13.2	16.4	0.5	—	8.2	8.2
Ecuador	47.5	n/a	12.7	n/a	1.0	n/a	11.7	n/a
El Salvador	48.8	47.8	13.8	11.9	1.0	1.0	10.6	10.2
Guatemala	56.7	55.9	9.6	8.3	1.0	1.0	8.9	8.7
Nicaragua	51.7	50.5	14.5	15.1	0.5	2.0	13.1	15.3
Panamá	51.2	51.0	11.9	10.9	1.0	1.0	8.8	9.4
Paraguay	52.2	50.8	11.8	12.9	0.5	—	8.8	8.6
Uruguay	47.5	n/a	9.5	n/a	1.0	n/a	7.6	n/a

(i) Average is computed over the period covered by the plan.
(ii) Millicom uses post-tax rate for the impairment-test, the difference with the pre-tax not resulting in different conclusions.
Management performed a sensitivity analysis on key assumptions within the test. The following maximum increases or decreases, expressed in percentage points, were considered for all CGUs:

Reasonable changes in key assumptions (%)
Financial variables	2025	2024
WACC rates	+/- 2	+/-2
Perpetual growth rates	+/-1	+/-1
Operating variables
EBITDA margin	+/-3	+/-3
CAPEX intensity	+/-2	+/-1
At December 31, 2025 and the sensitivity analysis shows no impairment under the above mentioned changes in assumptions for all CGUs. At December 31, 2024, the sensitivity analysis shows no impairment under the above mentioned changes in assumptions for all CGUs, except for Nicaragua where. if the assumptions used in the impairment test were changed to a greater extent than as presented in the following table, the changes would, in isolation, trigger a potential impairment loss being recognised for the Nicaragua CGU in the year ended December 31, 2024 .

2024
Change required for carrying value to equal recoverable amount	CGU
Nicaragua
Financial variables
WACC rate	+109bps
Perpetual growth rates	n/a
Operating variables
Average EBITDA margin	(1.95)%
CAPEX intensity	n/a

Schedule of property, plant and equipment and movements in tangible assets

Estimated useful lives	Duration
Buildings	Up to 40 years
Networks (including civil works)	5 to 25 years
Other	2 to 10 years
Movements in tangible assets in 2025

	Network Equipment	Land and Buildings	Construction in Progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,271	171	370	35	2,847
Change in scope (see note A.1.2. and A.2.2.)	293	25	55	14	387
Additions	133	1	508	12	654
Impairments/reversal of impairment, net	2	—	—	(1)	2
Disposals, net	(81)	—	(3)	—	(84)
Depreciation charge	(669)	(17)	—	(25)	(710)
Asset retirement obligations	46	3	—	—	49
Transfers	523	5	(561)	29	(3)
Exchange rate movements	68	9	8	—	85
Other	4	(4)	—	—	—
Closing balance, net	2,591	194	376	65	3,226
Cost or valuation	10,175	444	376	416	11,411
Accumulated depreciation and impairment	(7,584)	(250)	—	(351)	(8,185)
Net at December 31, 2025	2,591	194	376	65	3,226
Movements in tangible assets in 2024

	Network equipment	Land and buildings	Construction in progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,507	162	394	44	3,107
Change in scope (see note A.1.2.)	114	—	1	—	115
Additions	118	23	433	5	579
Disposals, net	(11)	—	(5)	—	(16)
Depreciation charge	(671)	(16)	—	(23)	(710)
Asset retirement obligations	23	4	—	—	27
Transfers	404	5	(445)	9	(26)
Transfers from/(to) assets held for sale (see note E.4.)	(122)	—	—	—	(122)
Exchange rate movements	(90)	(8)	(8)	—	(107)
Closing balance, net	2,271	171	370	35	2,847
Cost or valuation	8,767	328	370	338	9,803
Accumulated depreciation and impairment	(6,496)	(157)	—	(303)	(6,956)
Net at December 31, 2024	2,271	171	370	35	2,847
(i) Other mainly includes office equipment and motor vehicles.
Disclosure of movement in right of use assets
Movements in right of use assets in 2025

Right-of-use assets	Land and buildings	Sites rental	Tower rental	Capacity	Other network equipment	Other	Total
(US$ millions)
Opening balance, net	101	164	477	29	14	6	792
Change in scope (see note A.1.2)	—	—	314	—	—	—	314
Additions (see note A.1.3)	6	34	1,154	1	14	—	1,210
Modifications	38	38	190	—	5	1	272
Disposals	(4)	(12)	(34)	—	(1)	(3)	(53)
Depreciation	(34)	(42)	(160)	(7)	(4)	(2)	(249)
Asset retirement obligations	—	1	1	—	1	—	3
Transfers	1	—	2	—	—	—	3
Transfers to/from assets held for sale (see note E.4)	—	(23)	—	—	—	—	(23)
Exchange rate movements	9	(7)	76	—	—	—	79
Closing balance, net	118	153	2,021	23	29	2	2,346
Cost of valuation	280	376	2,607	180	40	6	3,489
Accumulated depreciation and impairment	(163)	(223)	(586)	(157)	(11)	(4)	(1,142)
Net at 31 December 2025	118	153	2,021	23	29	2	2,346

Movements in right of use assets in 2024

Right-of-use assets	Land and buildings	Sites rental	Tower rental	Capacity	Other network equipment	Other	Total
	(US$ millions)
Opening balance, net	130	177	537	27	16	9	896
Additions	13	5	99	8	—	1	126
Modifications	13	50	59	—	1	2	125
Impairments	(1)	—	(3)	—	—	—	(4)
Disposals	(9)	(18)	(8)	—	—	(3)	(39)
Depreciation	(36)	(47)	(109)	(6)	(2)	(3)	(204)
Asset retirement obligations	—	—	1	—	—	—	1
Transfers	—	—	1	—	(1)	—	—
Transfer to/from held for sale	—	(2)	(74)	—	—	—	(76)
Exchange rate movements	(9)	—	(25)	—	—	—	(34)
Closing balance, net	101	164	477	29	14	6	792
Cost of valuation	233	385	785	54	24	15	1,497
Accumulated depreciation and impairment	(132)	(220)	(308)	(26)	(10)	(9)	(705)
Net at 31 December 2024	101	164	477	29	14	6	792

Disclosure of assets held for sale
Assets held for sale - Summary

Assets and liabilities reclassified as held for sale (In millions of U.S. dollars)	December 31, 2024
Towers sale in Colombia related to the third batch	1
Mobile network sharing agreement in Colombia	613
Towers sale (including certain lease transfers) in Nicaragua	13
Total assets of held for sale	627
Towers sale in Colombia related to the third batch	1
Mobile network sharing agreement in Colombia	698
Towers sale (including certain lease transfers) in Nicaragua	10
Total liabilities directly associated with assets held for sale	709
Net assets held for sale / book value	(83)